Waddell & Reed Advisors Funds

Supplement dated October 31, 2011 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2011

The following replaces the third sentence of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19 and 23 of the Waddell & Reed Advisors Fixed Income and Money Market Funds prospectus:

More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions" section on page 44 of the Fund's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page 85 of the Fund's statement of additional information (SAI).